Marketable debt securities	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Marketable debt securities

Note 3 – Marketable debt securities

The following table summarizes the Company’s marketable debt securities as of December 31, 2024 and 2023:

	As of December 31, 2024
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
		(in thousands)
Corporate bonds	$2,529	$9	$(171)	$2,367
Treasury bills	530	3	-	533
Mutual funds	4,540	23	(280)	4,283
Total short-term investments	$7,599	$35	$(451)	$7,183

	As of December 31, 2023
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
		(in thousands)
Corporate bonds	$2,123	$6	$(160)	$1,969
Treasury bills	400	9	-	409
Mutual funds	5,459	1	(310)	5,150
Total short-term investments	$7,982	$16	$(470)	$7,528

The contractual maturities of the aforementioned corporate bonds and treasury bills are less than one year for the year ended December 31, 2024 and one year and a half of the aforementioned corporate bonds for the year ended December 31, 2023.